Restatement of Previously Issued Financial Statements (Details)	5 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Condensed Financial Information Disclosure [Abstract]
Intangible assets	$ 5,000,001
Additional paid in capital	5,200,000
Accumulated deficit	$ 7,900,000
Reclassification of shares (in Shares) | shares	1,305,238
Redemption value per share (in Dollars per share) | $ / shares	$ 10